BALANCE SHEET DETAILS - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventories:
Raw materials	$ 3,821	$ 6,886
Work in process	3,362	1,813
Finished goods	15,394	8,771
Total Inventory	22,577	17,470
Finished goods at customer sites	$ 14,500	$ 8,300